American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2022

Small Cap Value - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Banks — 22.6%
Ameris Bancorp	1,665,000	66,899,700
BankUnited, Inc.	1,885,000	67,049,450
ConnectOne Bancorp, Inc.	1,080,000	26,406,000
F.N.B. Corp.	8,500,000	92,310,000
First BanCorp	7,795,000	100,633,450
First Hawaiian, Inc.	576,574	13,093,995
First Interstate Bancsystem, Inc., Class A	790,000	30,106,900
First Merchants Corp.	435,000	15,494,700
First Mid Bancshares, Inc.	320,467	11,431,058
Home BancShares, Inc.	3,315,000	68,852,550
Independent Bank Corp. (Massachusetts)	400,000	31,772,000
Independent Bank Group, Inc.	964,897	65,526,155
Old National Bancorp.	6,447,501	95,358,540
Origin Bancorp, Inc.	685,000	26,578,000
Pacific Premier Bancorp, Inc.	2,180,000	63,743,200
Premier Financial Corp.	710,000	17,998,500
QCR Holdings, Inc.	400,000	21,596,000
SouthState Corp.	1,415,000	109,167,250
Towne Bank	995,000	27,014,250
UMB Financial Corp.	1,255,000	108,055,500
Valley National Bancorp	7,370,000	76,721,700
Veritex Holdings, Inc.	1,855,000	54,277,300
		1,190,086,198
Building Products — 1.4%
DIRTT Environmental Solutions(1)	3,909,691	4,183,369
Hayward Holdings, Inc.(1)	2,060,000	29,643,400
Tecnoglass, Inc.(2)	2,400,000	42,120,000
		75,946,769
Capital Markets — 1.2%
Donnelley Financial Solutions, Inc.(1)(2)	1,740,000	50,964,600
Patria Investments Ltd., A Shares	1,085,000	14,343,700
		65,308,300
Chemicals — 1.1%
Minerals Technologies, Inc.	935,000	57,352,900
Commercial Services and Supplies — 5.9%
Brink's Co.	1,750,000	106,242,500
CECO Environmental Corp.(1)(2)	1,760,101	10,525,404
Charah Solutions, Inc.(1)(2)(3)	1,925,932	7,202,986
Deluxe Corp.(2)	2,240,000	48,540,800
Healthcare Services Group, Inc.	1,345,000	23,416,450
KAR Auction Services, Inc.(1)	3,655,000	53,984,350
Loomis AB	1,635,000	39,939,008
UniFirst Corp.	125,000	21,522,500
		311,373,998
Construction and Engineering — 1.2%
Dycom Industries, Inc.(1)	705,000	65,593,200
Containers and Packaging — 2.8%
Graphic Packaging Holding Co.	4,815,000	98,707,500

Pactiv Evergreen, Inc.	4,885,000	48,654,600
		147,362,100
Diversified Financial Services — 2.5%
A-Mark Precious Metals, Inc.	1,080,000	34,830,000
Compass Diversified Holdings(2)(3)	4,620,905	98,979,785
		133,809,785
Electric Utilities — 0.7%
ALLETE, Inc.	285,000	16,752,300
PNM Resources, Inc.	425,000	20,306,500
		37,058,800
Electronic Equipment, Instruments and Components — 6.9%
Advanced Energy Industries, Inc.	305,000	22,258,900
Avnet, Inc.	2,095,000	89,833,600
Belden, Inc.	1,110,000	59,129,700
Coherent, Inc.(1)	90,000	23,959,800
II-VI, Inc.(1)(3)	2,455,000	125,082,250
Vontier Corp.	1,785,000	41,037,150
		361,301,400
Energy Equipment and Services — 1.2%
ChampionX Corp.	3,160,000	62,726,000
NCS Multistage Holdings, Inc.(1)	54,233	1,659,530
		64,385,530
Equity Real Estate Investment Trusts (REITs) — 6.1%
Brandywine Realty Trust	4,075,000	39,283,000
CareTrust REIT, Inc.	1,835,376	33,844,333
Cousins Properties, Inc.	660,000	19,291,800
Easterly Government Properties, Inc.	1,090,000	20,753,600
Four Corners Property Trust, Inc.	1,705,000	45,335,950
Getty Realty Corp.	800,000	21,200,000
Healthcare Realty Trust, Inc.	605,000	16,456,000
Highwoods Properties, Inc.	550,000	18,804,500
Kite Realty Group Trust	1,060,000	18,327,400
National Health Investors, Inc.	590,000	35,759,900
Physicians Realty Trust	1,015,000	17,711,750
Sabra Health Care REIT, Inc.	1,050,000	14,668,500
Summit Hotel Properties, Inc.(1)	2,430,000	17,666,100
		319,102,833
Gas Utilities — 0.6%
Northwest Natural Holding Co.	200,000	10,620,000
Southwest Gas Holdings, Inc.	245,000	21,334,600
		31,954,600
Health Care Equipment and Supplies — 2.4%
Embecta Corp.(1)	1,385,000	35,068,200
Enovis Corp.(1)	835,000	45,925,000
Varex Imaging Corp.(1)	1,415,000	30,266,850
Zimvie, Inc.(1)	815,000	13,048,150
		124,308,200
Health Care Providers and Services — 2.1%
AMN Healthcare Services, Inc.(1)	285,000	31,267,350
National Healthcare Corp.	169,163	11,824,494
Patterson Cos., Inc.	2,305,000	69,841,500
		112,933,344
Hotels, Restaurants and Leisure — 2.7%
Accel Entertainment, Inc.(1)	3,811,014	40,472,969
Boyd Gaming Corp.	425,000	21,143,750

Dave & Buster's Entertainment, Inc.(1)	1,470,000	48,186,600
Penn National Gaming, Inc.(1)	675,000	20,533,500
Red Robin Gourmet Burgers, Inc.(1)(2)	1,533,309	12,312,471
		142,649,290
Household Durables — 2.3%
Mohawk Industries, Inc.(1)	300,000	37,227,000
Skyline Champion Corp.(1)	1,725,000	81,799,500
		119,026,500
Household Products — 2.8%
Spectrum Brands Holdings, Inc.	1,764,166	144,696,895
Insurance — 2.7%
Axis Capital Holdings Ltd.	1,785,000	101,905,650
James River Group Holdings Ltd.	325,000	8,053,500
ProAssurance Corp.	1,355,000	32,018,650
		141,977,800
IT Services — 2.8%
Euronet Worldwide, Inc.(1)	190,000	19,112,100
EVERTEC, Inc.	3,100,000	114,328,000
IBEX Holdings Ltd.(1)	845,000	14,255,150
		147,695,250
Leisure Products — 2.9%
Brunswick Corp.	1,365,000	89,243,700
Malibu Boats, Inc., Class A(1)	1,005,000	52,973,550
Solo Brands, Inc., Class A(1)(3)	2,465,000	10,007,900
		152,225,150
Machinery — 4.4%
Esab Corp.	815,000	35,656,250
Gates Industrial Corp. PLC(1)	5,340,000	57,725,400
Graham Corp.(2)	730,505	5,055,095
Luxfer Holdings PLC	750,000	11,340,000
Timken Co.	2,310,000	122,545,500
		232,322,245
Media — 0.8%
Entravision Communications Corp., Class A(2)	7,736,758	35,279,616
Townsquare Media, Inc., Class A(1)	762,925	6,248,356
		41,527,972
Oil, Gas and Consumable Fuels — 0.8%
Earthstone Energy, Inc., Class A(1)(3)	850,000	11,602,500
Enviva, Inc.(3)	555,000	31,757,100
		43,359,600
Personal Products — 1.7%
Edgewell Personal Care Co.(2)	2,653,619	91,602,928
Professional Services — 2.3%
Barrett Business Services, Inc.(2)	395,000	28,783,650
Korn Ferry	1,610,000	93,412,200
		122,195,850
Semiconductors and Semiconductor Equipment — 2.4%
Cohu, Inc.(1)	1,405,000	38,988,750
Kulicke & Soffa Industries, Inc.(3)	2,010,000	86,048,100
		125,036,850
Software — 2.2%
Avaya Holdings Corp.(1)(2)	4,970,000	11,132,800
Teradata Corp.(1)	2,880,000	106,588,800
		117,721,600

Specialty Retail — 3.8%
MarineMax, Inc.(1)(2)	1,490,000	53,818,800
OneWater Marine, Inc., Class A(1)(2)	1,365,000	45,113,250
Penske Automotive Group, Inc.	955,000	99,978,950
		198,911,000
Textiles, Apparel and Luxury Goods — 1.9%
Tapestry, Inc.	3,325,000	101,479,000
Thrifts and Mortgage Finance — 0.7%
Enact Holdings, Inc.(3)	465,000	9,988,200
Provident Financial Services, Inc.	1,193,122	26,558,896
		36,547,096
Trading Companies and Distributors — 3.2%
Beacon Roofing Supply, Inc.(1)	1,365,000	70,106,400
DXP Enterprises, Inc.(1)(2)	965,000	29,557,950
GMS, Inc.(1)	1,360,000	60,520,000
Karat Packaging, Inc.(1)	373,624	6,374,025
		166,558,375
TOTAL COMMON STOCKS (Cost $5,164,399,346)		5,223,411,358
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	107,681	107,681
State Street Navigator Securities Lending Government Money Market Portfolio(4)	26,042,526	26,042,526
		26,150,207
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $7,233,846), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $7,064,494)		7,064,214
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 3/31/28, valued at $43,322,537), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $42,474,699)		42,473,000
		49,537,214
TOTAL SHORT-TERM INVESTMENTS (Cost $75,687,421)		75,687,421
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $5,240,086,767)		5,299,098,779
OTHER ASSETS AND LIABILITIES — (0.6)%		(30,004,517)
TOTAL NET ASSETS — 100.0%		$5,269,094,262

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,841,915	SEK	343,546,200	UBS AG	9/30/22	$134,524

NOTES TO SCHEDULE OF INVESTMENTS
SEK	-	Swedish Krona
USD	-	United States Dollar
(1)Non-income producing.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $38,759,551. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $39,948,433, which includes securities collateral of $13,905,907.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,183,472,350	39,939,008	—
Short-Term Investments	26,150,207	49,537,214	—
	5,209,622,557	89,476,222	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	134,524	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2022 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Avaya Holdings Corp.(1)	$62,279	$532	$3,027	$(48,651)	$11,133	4,970	$(1,850)	—
Barrett Business Services, Inc.	31,702	—	1,100	(1,818)	28,784	395	(51)	$119
CECO Environmental Corp.(1)	9,663	—	—	862	10,525	1,760	—	—
Charah Solutions, Inc.(1)(2)	9,610	—	—	(2,407)	7,203	1,926	—	—
Compass Diversified Holdings(2)	116,958	—	8,575	(9,403)	98,980	4,621	(1,235)	1,194
Deluxe Corp.	69,178	—	2,218	(18,419)	48,541	2,240	(801)	672
Donnelley Financial Solutions, Inc.(1)	59,853	—	1,712	(7,176)	50,965	1,740	158	—
DXP Enterprises, Inc.(1)	31,921	1,187	7,498	3,948	29,558	965	491	—
Edgewell Personal Care Co.	96,182	4,363	3,930	(5,012)	91,603	2,654	(444)	384
Entravision Communications Corp., Class A	50,343	—	809	(14,254)	35,280	7,737	(145)	193
Graham Corp.	5,632	—	—	(577)	5,055	731	—	—
MarineMax, Inc.(1)	63,120	606	4,807	(5,100)	53,819	1,490	(854)	—
OneWater Marine, Inc., Class A(1)	48,067	—	1,521	(1,433)	45,113	1,365	(489)	—
Red Robin Gourmet Burgers, Inc.(1)	25,852	—	—	(13,540)	12,312	1,533	—	—
Tecnoglass, Inc.	55,873	4,885	978	(17,660)	42,120	2,400	74	156
	$736,233	$11,573	$36,175	$(140,640)	$570,991	36,527	$(5,146)	$2,718
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.